Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Software and operating system	6,614	4,823	665
Less: Accumulated amortization	(5,500)	(3,032)	(418)
Intangible assets, net	1,114	1,791	247

Amortization expense for the years ended June 30, 2021, 2022 and 2023 was RMB604, RMB832 and RMB848, respectively.